Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–158.26%(a)
New York–155.96%
Albany Capital Resource Corp. (College of Siant Rose (The)); Series 2021, Ref. RB	4.00%	07/01/2051	$ 605	$ 332,188

Allegany County Capital Resource Corp. (Houghton College); Series 2022 A, Ref. RB	5.00%	12/01/2042	325	319,839

Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2048	980	935,792

Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,010	1,014,810

Series 2020 B, RB	4.00%	11/01/2055	350	263,798

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(b)	0.00%	07/15/2034	8,315	5,088,860

Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2031	250	223,428

Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	2,465	2,460,026

Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	500	478,023

Series 2017 A, RB	5.00%	08/01/2047	1,500	1,355,404

Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	45	41,915

Series 2019, RB	4.00%	07/01/2049	1,300	1,176,427

Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2056	100	97,204

Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds); Series 2023, RB	5.25%	07/01/2062	1,000	1,022,240

Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(c)(d)	5.00%	01/01/2035	2,700	2,702,690

Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	2,840	2,848,500

Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(c)	6.50%	07/01/2057	1,355	1,289,484

Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	600	547,570

Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	2,375	1,961,570

Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	420	449,066

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,225	2,981,092

Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	725	747,755

Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS - AGM)(e)	4.00%	02/15/2047	1,425	1,382,412

Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	1,245	862,550

Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2036	1,345	1,389,199

Series 2017, RB	5.00%	09/01/2047	1,000	1,028,334

Series 2021 A, Ref. RB	3.00%	09/01/2040	1,150	953,593

Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	500	540,713

Series 2023 E, RB	5.00%	09/01/2053	1,000	1,076,188

Metropolitan Transportation Authority; Series 2017 D, Ref. RB	4.00%	11/15/2042	2,950	2,775,606

Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	3,975	4,038,092

Series 2017 B-1, RB	5.25%	11/15/2057	2,065	2,143,885

Series 2017 C-2, Ref. RB(b)	0.00%	11/15/2040	8,250	3,557,894

Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	300	254,736

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	850	667,748

Monroe County Industrial Development Corp. (St. John Fisher College); Series 2014 A, RB	5.50%	06/01/2034	1,000	1,009,581

MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	3,110	3,090,737

Series 2016 A, RB	5.00%	11/15/2056	7,985	7,897,889

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB(f)	5.00%	01/01/2058	1,219	292,113

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $600,000)(c)(f)(g)	9.00%	01/01/2041	600	570,000

Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	1,000	1,004,205

Nassau County Tobacco Settlement Corp.; Series 2006 A-3, RB	5.00%	06/01/2035	1,250	1,150,198

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York & New Jersey (States of) Port Authority;
Series 2014-186, Ref. RB(d)	5.00%	10/15/2044	$ 2,000	$ 2,004,010

Series 2021, Ref. RB(d)	4.00%	07/15/2051	360	332,822

Series 2021, Ref. RB(d)	5.00%	07/15/2056	490	501,237

Two Hundred Thirty-First Series 2022, Ref. RB(d)	5.50%	08/01/2047	8,000	8,590,265

Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	6,880	7,106,622

New York (City of), NY;
Series 2018 E-1, GO Bonds	5.25%	03/01/2035	1,000	1,088,512

Series 2020 D-1, GO Bonds	5.00%	03/01/2038	600	653,412

Series 2020 D-1, GO Bonds	4.00%	03/01/2050	12,100	11,739,334

Series 2021 A-1, GO Bonds	4.00%	08/01/2050	500	484,970

Subseries 2019 D-1, GO Bonds	5.00%	12/01/2037	2,000	2,134,981

Subseries 2022 D-1, RB(h)	5.25%	05/01/2043	1,700	1,885,614

New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2020, Ref. RB	4.00%	03/01/2045	500	460,997

Series 2020, Ref. RB (INS - AGM)(e)	4.00%	03/01/2045	200	191,813

Series 2020, Ref. RB (INS - AGM)(e)	4.00%	03/01/2045	4,240	4,072,160

New York (City of), NY Municipal Water Finance Authority;
Series 2017 DD, RB	5.25%	06/15/2047	3,600	3,744,454

Series 2019 CC-1, RB	4.00%	06/15/2040	300	301,873

Series 2020 AA-2, RB	4.00%	06/15/2043	3,500	3,507,337

Series 2020, Ref. RB	5.00%	06/15/2050	500	530,752

Series 2021 CC-1, RB	4.00%	06/15/2051	9,000	8,771,998

New York (City of), NY Transitional Finance Authority;
Series 2018 C-3, RB	4.00%	05/01/2045	2,565	2,524,421

Series 2018 S-3, RB	5.00%	07/15/2043	2,115	2,210,917

Series 2018 S-3, RB	5.25%	07/15/2045	690	726,767

Series 2019 B-1, RB	4.00%	11/01/2045	1,300	1,279,347

Series 2019 C, RB(h)	4.00%	11/01/2042	8,000	7,920,034

Series 2020 C-1, RB	4.00%	05/01/2036	100	103,086

Series 2020 C-1, RB	4.00%	05/01/2040	100	99,937

Series 2020 C-1, RB	4.00%	05/01/2045	2,565	2,522,915

Series 2020 D, RB	4.00%	11/01/2040	560	559,349

Series 2020, RB	4.00%	05/01/2045	885	870,479

Series 2020, RB	4.00%	05/01/2046	2,000	1,959,105

Series 2021 B-1, RB	4.00%	08/01/2042	1,000	990,209

Series 2022 F-1, RB	5.00%	02/01/2044	1,000	1,085,952

Series 2023 A, RB	4.00%	05/01/2045	2,000	1,967,185

New York (City of), NY Trust for Cultural Resources (Carnegie Hall);
Series 2019, Ref. RB	5.00%	12/01/2035	450	496,292

Series 2019, Ref. RB	5.00%	12/01/2037	275	298,297

Series 2019, Ref. RB	5.00%	12/01/2038	250	269,915

Series 2019, Ref. RB	5.00%	12/01/2039	375	403,147

New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(e)	5.00%	10/01/2024	35	35,058

Series 2011, RB	5.00%	10/01/2025	20	20,028

Series 2013 A, RB	5.00%	05/01/2028	680	680,388

Series 2014 C, RB	5.00%	03/15/2041	6,000	6,009,166

Series 2015 A, Ref. RB(h)	5.00%	07/01/2048	10,000	10,188,719

Series 2018, RB(i)(j)	5.00%	07/01/2028	645	708,529

Series 2018, RB	5.00%	07/01/2048	855	884,641

Series 2020 A, Ref. RB	4.00%	03/15/2048	3,000	2,908,957

Series 2022, RB(h)	4.00%	03/15/2049	6,500	6,282,284

New York (State of) Dormitory Authority (Catholic Health System Obligated Group); Series 2019 A, Ref. RB	4.00%	07/01/2045	1,750	1,228,808

New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2027	700	760,167

Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2030	1,750	2,016,970

Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2031	445	521,540

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority (Columbia University); Series 2018 A, RB	5.00%	10/01/2048	$ 1,000	$ 1,163,493

New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(e)	5.25%	07/01/2028	2,065	2,135,513

New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2044	1,000	1,004,772

Series 2021 A, Ref. RB	3.00%	07/01/2038	610	515,833

New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	2,835	2,842,206

New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2018 A, Ref. RB	5.00%	08/01/2030	2,000	2,065,899

New York (State of) Dormitory Authority (New School (The)); Series 2022 A, Ref. RB	4.00%	07/01/2052	575	497,689

New York (State of) Dormitory Authority (New York University);
Series 2001-1, RB (INS - BHAC)(e)	5.50%	07/01/2031	1,115	1,242,980

Series 2001-1, RB (INS - AMBAC)(e)	5.50%	07/01/2031	2,500	2,786,950

Series 2021 A, Ref. RB	3.00%	07/01/2041	1,000	806,512

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(c)	5.00%	12/01/2045	1,075	1,001,260

Series 2017, Ref. RB(c)	5.00%	12/01/2036	900	844,477

Series 2017, Ref. RB(c)	5.00%	12/01/2037	1,500	1,388,231

New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB	5.00%	05/01/2025	1,120	1,120,645

Series 2013 A, RB	5.00%	05/01/2029	1,270	1,270,686

New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	1,985	1,925,569

Series 2019 A, RB	5.00%	07/01/2049	1,410	1,464,546

New York (State of) Dormitory Authority (Wagner College); Series 2022, Ref. RB	5.00%	07/01/2057	2,280	2,201,454

New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	1,000	982,901

New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	75	76,617

Series 2023 252, RB	4.55%	10/01/2048	125	123,076

Series 2023 252, RB	4.65%	10/01/2053	150	150,484

New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2060	3,300	3,141,981

New York (State of) Power Authority (Green Transmission) (Green Bonds);
Series 2022, RB (INS - AGM)(e)	4.00%	11/15/2061	5,000	4,660,159

Series 2023, RB (INS - AGM)(e)	5.13%	11/15/2063	1,380	1,477,292

New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2034	4,085	4,088,122

Series 2019 B, RB (INS - AGM)(e)	4.00%	01/01/2040	2,340	2,343,647

Series 2019 B, RB	4.00%	01/01/2050	2,000	1,843,078

Series 2020 N, RB	5.00%	01/01/2040	2,000	2,145,327

New York (State of) Utility Debt Securitization Authority (Green Bonds);
Series 2022, Ref. RB	5.00%	12/15/2049	550	595,953

Series 2022, Ref. RB	5.00%	09/15/2052	250	270,054

New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	1,620	1,655,536

New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	1,965	1,975,620

Series 2016 B, RB(b)	0.00%	11/15/2044	1,730	584,753

Series 2016, RB(b)	0.00%	11/15/2056	5,000	839,938

New York Counties Tobacco Trust IV; Series 2010 A, RB(c)	6.25%	06/01/2041	870	870,037

New York Counties Tobacco Trust V;
Series 2005 S-1, RB(b)	0.00%	06/01/2038	8,430	3,456,237

Series 2005 S-2, RB(b)	0.00%	06/01/2050	14,850	2,080,427

New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	4,895	4,770,817

Series 2014, Class 3, Ref. RB(c)	7.25%	11/15/2044	1,085	1,091,808

New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2019, Ref. RB	2.80%	09/15/2069	2,785	2,467,882

New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	2,845	3,216,996

New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	925	721,259

Series 2021 A, Ref. RB	2.88%	11/15/2046	1,175	871,267

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds); Series 2017 E, RB	5.00%	06/15/2042	$ 575	$ 601,812

New York State Urban Development Corp.;
Series 2019 A, Ref. RB	4.00%	03/15/2042	4,950	4,887,251

Series 2020 C, Ref. RB	5.00%	03/15/2050	1,410	1,482,841

New York State Urban Development Corp. (Bidding Group 3);
Series 2021, Ref. RB	4.00%	03/15/2046	1,320	1,283,352

Series 2021, Ref. RB(h)	4.00%	03/15/2046	9,000	8,750,129

New York State Urban Development Corp. (Bidding Group 4); Series 2020 E, Ref. RB	4.00%	03/15/2046	2,500	2,448,334

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2023, RB(d)	5.38%	06/30/2060	1,500	1,501,323

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(d)	5.00%	08/01/2026	1,485	1,485,057

Series 2016, Ref. RB(d)	5.00%	08/01/2031	800	799,946

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2018, RB(d)	5.00%	01/01/2036	5,455	5,493,172

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(d)(h)(k)	5.00%	07/01/2046	7,000	6,939,411

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(d)	5.00%	12/01/2031	200	212,698

Series 2020 C, Ref. RB	5.00%	12/01/2036	640	676,790

Series 2022, RB(d)	5.00%	12/01/2041	2,000	2,062,674

Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	450	344,807

Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(c)(d)	4.75%	11/01/2042	1,820	1,464,228

Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB(d)	5.00%	04/01/2028	1,000	1,001,670

Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	725	725,049

Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(e)	4.00%	12/01/2049	2,000	1,773,715

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2049	4,260	4,163,200

Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	1,375	1,396,044

Series 2005 A, RB(b)(c)	0.00%	08/15/2045	8,065	2,293,621

Series 2005 C, RB(b)(c)	0.00%	08/15/2060	96,000	6,159,917

Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	1,085	1,089,784

Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(f)	5.00%	07/01/2027	1,000	350,000

Series 2013 A, RB(f)	5.00%	07/01/2032	750	262,500

Series 2013 A, RB(f)	5.00%	07/01/2038	2,000	700,000

Triborough Bridge & Tunnel Authority;
Series 2013 A, Ref. RB(b)	0.00%	11/15/2032	2,000	1,426,216

Series 2021 A-1, Ref. RB	4.00%	05/15/2046	815	801,013

Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	1,000	963,304

Triborough Bridge & Tunnel Authority (Green Bonds); Series 2022 D-2, RB	5.25%	05/15/2047	5,545	6,131,136

Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds); Subseries 2022 D-2, RB	5.50%	05/15/2052	350	387,883

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	3,120	3,292,390

Series 2021 A, RB	5.00%	11/15/2056	1,120	1,184,231

Series 2022, RB(h)	5.25%	05/15/2062	8,000	8,634,397

Triborough Bridge & Tunnel Authority( MTA Brdiges & Tunnels); Series 2023 A, RB(h)	4.25%	05/15/2058	10,000	9,755,339

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	2,070	1,837,811

Series 2017 A, Ref. RB	5.00%	06/01/2036	2,885	2,947,075

Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(c)(d)	7.00%	06/01/2046	1,030	900,720

Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	150	121,468

Series 2020 A, Ref. RB	5.13%	07/01/2055	520	387,186

Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	420	346,724

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Westchester County Local Development Corp. (Purchase Senior Learning Community Inc.); Series 2021, Ref. RB(c)	4.50%	07/01/2056	$600	$421,193

Westchester County Local Development Corp. (Westchester Medical Center Obligated Group); Series 2023, RB (INS - AGM)(e)	5.75%	11/01/2053	1,250	1,376,030

Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	2,705	2,724,303

Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	4.13%	12/01/2041	275	203,700

				357,630,553

Puerto Rico–2.00%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	705	706,782

Series 2002, RB	5.63%	05/15/2043	145	146,646

Series 2005 A, RB(b)	0.00%	05/15/2050	2,000	368,330

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2030	500	495,811

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(b)	0.00%	07/01/2029	565	446,891

Series 2018 A-1, RB(b)	0.00%	07/01/2031	650	468,939

Series 2018 A-1, RB	5.00%	07/01/2058	2,000	1,944,159

				4,577,558

Virgin Islands–0.30%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	785	687,164

TOTAL INVESTMENTS IN SECURITIES(l)–158.26% (Cost $372,261,675)				362,895,275

FLOATING RATE NOTE OBLIGATIONS–(18.31)%
Notes with interest and fee rates ranging from 3.85% to 3.87% at 11/30/2023 and contractual maturities of collateral ranging from 11/01/2042 to 05/15/2062(m)				(41,975,000)

VARIABLE RATE TERM PREFERRED SHARES–(39.42)%				(90,384,939)

OTHER ASSETS LESS LIABILITIES–(0.53)%				(1,235,101)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$229,300,235

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Zero coupon bond issued at a discount.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $25,972,183, which represented 11.33% of the Trust’s Net Assets.

(d)	Security subject to the alternative minimum tax.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $2,174,613, which represented less than 1% of the Trust’s Net Assets.

(g)	Restricted security. The value of this security at November 30, 2023 represented less than 1% of the Trust’s Net Assets.
(h)	Underlying security related to TOB Trusts entered into by the Trust.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,670,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(m)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2023. At November 30, 2023, the Trust’s investments with a value of $60,355,927 are held by TOB Trusts and serve as collateral for the $41,975,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

–  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

–  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2023, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Trust for Investment Grade New York Municipals